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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30,1999

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brendan J. Spillane
Title: Treasurer
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ Brendan J. Spillane
-----------------------

Princeton, NJ
September 7, 1999

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $1,008,330


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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
                                                 SCHAFER CAPITAL MANAGEMENT, INC.
                                                              FORM 13F
                                                           JUNE 30, 1999

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       COM              020002101    31922   889800 SH       SOLE                   889800
Armstrong World                COM              042476101     1035    17900 SH       SOLE                    17900
Arrow Electronics              COM              042735100    30555  1608150 SH       SOLE                  1608150
Avnet Inc                      COM              053807103    34294   737500 SH       SOLE                   737500
Bank of America                COM              060505104    26407   360200 SH       SOLE                   360200
Berkley (W.R.)                 COM              084423102     1020    40800 SH       SOLE                    40800
Borg Warner Auto               COM              099724106    30343   551700 SH       SOLE                   551700
Burlington Nth'n               COM              12189T104    27252   879100 SH       SOLE                   879100
Cadence Design                 COM              127387108    26597  2106700 SH       SOLE                  2106700
Canadian National              COM              136375102    34947   521600 SH       SOLE                   521600
Chase Manhattan                COM              16161A108    27650   319650 SH       SOLE                   319650
Chubb Corp                     COM              171232101    33506   482100 SH       SOLE                   482100
Cleveland-Cliffs               COM              185896107      932    28800 SH       SOLE                    28800
Diebold Inc.                   COM              253651103    34859  1212500 SH       SOLE                  1212500
ECI Telecom Ltd.               COM              268258100    28365   854700 SH       SOLE                   854700
FDX Corp                       COM              31304N107    29311   540300 SH       SOLE                   540300
Fed Nat Mortgage               COM              313586109    26071   382000 SH       SOLE                   382000
GTE Corp                       COM              362320103      242     3200 SH       SOLE                     3200
Harman Int'l                   COM              413086109     1140    25900 SH       SOLE                    25900
ICN Pharmaceutical             COM              448924100    31901   991100 SH       SOLE                   991100
Iowa Beef Products             COM              449223106     1071    45100 SH       SOLE                    45100
Jo Ann Stores Inc. Cl B        COM              47758P208      897    69000 SH       SOLE                    69000
Jo Ann Stores Inc. Cl-A        COM              47758P109      228    15200 SH       SOLE                    15200
Klm Royal Dutch                COM              482516101     1023    35800 SH       SOLE                    35800
Lafarge Corp.                  COM              505862102    31699   894500 SH       SOLE                   894500
Lockheed Martin                COM              539830109    29711   797600 SH       SOLE                   797600
May Dept. Stores               COM              577778103    27580   674750 SH       SOLE                   674750
Maytag Corporation             COM              578592107    33056   473500 SH       SOLE                   473500
Mellon Bank                    COM              585509102    27438   754300 SH       SOLE                   754300
Merrill Lynch & Co.            COM              590188108    32285   406100 SH       SOLE                   406100
Mylan Laboratories             COM              628530107    29545  1114900 SH       SOLE                  1114900
Nat. Bank of Canada            COM              633067103      150    11400 SH       SOLE                    11400
New Holland                    COM              N62648105     1348    78700 SH       SOLE                    78700
Omnicare, Inc.                 COM              681904108    20759  1644300 SH       SOLE                  1644300
Owens Corning Inc.             COM              69073F103      234     6800 SH       SOLE                     6800
Paine Webber Group             COM              695629105    31397   671600 SH       SOLE                   671600
Partner Re Ltd                 COM              G6852T105    26028   696400 SH       SOLE                   696400
Petroleum Geo-Sevices          COM              716597109      201    13500 SH       SOLE                    13500
Philip Morris                  COM              718154107    31045   772500 SH       SOLE                   772500
Philips Electronics            COM              500472204    35698   353880 SH       SOLE                   353880
Raytheon Cl B                  COM              755111408    32797   465200 SH       SOLE                   465200
Sears Roebuck & Co             COM              812387108    29362   658900 SH       SOLE                   658900
Southdown Inc.                 COM              841297104    32247   501900 SH       SOLE                   501900
Storage Technology             COM              862111200      280    12300 SH       SOLE                    12300
Summit Bancorp                 COM              866005101    30431   727800 SH       SOLE                   727800
UCAR Int'l Inc.                COM              90262K109    31277  1238700 SH       SOLE                  1238700
Wells Fargo & Co               COM              949746101    32195   753100 SH       SOLE                   753100
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